Note 5 - Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Unrealized Losses on Investment Securities Available for Sale (1)
	2024	2023
Balance beginning of the year	$(10)	$(24)

Other comprehensive income before reclassifications	10	14
Amount reclassified from accumulated other comprehensive income	-	-
Total other comprehensive income	10	14
Balance end of the year	$-	$(10)